SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment
Total cost	$ 94,311	$ 93,128
Less: accumulated depreciation and amortization	(65,995)	(68,744)
Total property and equipment, net	28,316	24,384
Land and buildings
Property, Plant and Equipment
Total cost	2,854	2,854
Leasehold improvements
Property, Plant and Equipment
Total cost	9,230	12,368
Software
Property, Plant and Equipment
Total cost	24,828	26,355
Equipment, furniture and other
Property, Plant and Equipment
Total cost	$ 57,399	$ 51,551